Defined Benefit Plans - Additional Information (Detail) € in Millions	1 Months Ended		12 Months Ended
	Sep. 30, 2019 EUR (€)	Sep. 30, 2018 EUR (€)	Dec. 31, 2019 EUR (€) yr Plans	Dec. 31, 2018 EUR (€) yr	Jan. 01, 2018 yr	Dec. 31, 2017 EUR (€)
Disclosure of defined benefit plans [Line Items]
Defined benefit plans deficit			€ 388.0	€ (450.0)
Plan benefit liability			4,359.0	3,989.0		€ 3,950.0
Unfunded amount of defined benefit plans			2,487.0	1,956.0
Unfunded amount of other post employment defined benefit plans			767.0	€ 484.0
Retirement age | yr				67
Defined benefit plan deficit			(386.0)	€ (502.0)
Maximum annual benefit accrual					1.875%
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plan deficit			1.5	51.0
Contributions were paid into scheme			83.0	55.0
Additional contribution			29.0
Defined Benefit Amendment Plan 2019 [Member]
Disclosure of defined benefit plans [Line Items]
Defined benefit pension plan amount realised			101.0
Plan Amendment Average Life Expectancy [member]
Disclosure of defined benefit plans [Line Items]
Retirement age | yr					68
United States [member] | Supplemental pension and retirement plan [member]
Disclosure of defined benefit plans [Line Items]
Defined benefit plans unfunded			272.0	241.0
United States [member] | Post employment healthcare benefits [member]
Disclosure of defined benefit plans [Line Items]
Plan benefit liability			€ 217.0	€ 210.0
Aegon United Kingdom [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr			21.6	21.6
Percentage of investment assets allocation in primary equities			30.00%
Percentage of investment liability allocation in fixed interest and inflation-linked bonds and related derivatives			70.00%
Transamerica Corporation [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution to pension plan	€ 223.0	€ 190.0
Aegon United States of America [member]
Disclosure of defined benefit plans [Line Items]
Number of benefit plans | Plans			2
Remaining average duration of defined benefits obligation | yr			12.6	12.2
Aegon Nederland N.V. [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr			12.4	11.7
Unfunded amount of other post employment defined benefit plans			€ 65.0	€ 65.0
Aegon Nederland N.V. [member] | Unfunded [member] | Life insurance general account [member]
Disclosure of defined benefit plans [Line Items]
Remaining average duration of defined benefits obligation | yr			21.9	20.9
Unfunded amount of defined benefit plans			€ 3,413.0	€ 2,967.0